Other assets and prepayments	12 Months Ended
Dec. 31, 2025
Other assets and prepayments
Other assets and prepayments

Note 17. Other assets and prepayments

Other assets and prepayments are comprised of the following items:

Other assets and prepayments	As of December 31,
in €‘000	2025	2024
Prepaid expenses	20,292	33,839
Other financial assets[1]	39,884	3,673
Taxes and fees	5,405	2,209
Inventories	5,478	5,704
Other	1,228	1,176
Total	72,287	46,601

[1]Increase in Other financial assets primarily relates to deferred consideration from the acquisition of IMG (see Note 3).